EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Schedule of Earnings (Losses) Per Share

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Numerator:
Net income attributable to 7 Days Group Holdings Limited ordinary shareholders	117,691	128,886	176,045	28,257

Denominator:
Weighted average number of ordinary shares	149,169,106	149,811,784	148,602,762	148,602,762
Plus dilutive effect of outstanding share options	1,164,647	1,661,282	542,624	542,624
Weighted average number of ordinary shares	150,333,753	151,473,066	149,145,386	149,145,386

Basic earnings per ordinary share	0.79	0.86	1.18	0.19

Diluted earnings per ordinary share	0.78	0.85	1.18	0.19